Property, Plant and Equipment - Schedule of Movement of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	$ 130,579	$ 121,043
Ending, balances	95,564	130,579
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	83,151	78,034
Ending, balances	43,065	83,151
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	25,160	25,997
Ending, balances	32,607	25,160
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	22,268	17,012
Ending, balances	19,892	22,268
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	234,272	212,722
Acquisitions	24,756	44,252
Sales and/or disposals for the year	(19,531)	(15,829)
Reclassification to assets held for sale (*)	(45,325)
Exchange differences	2,302	(6,873)
Ending, balances	196,474	234,272
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	118,481	107,989
Acquisitions	6,207	27,125
Sales and/or disposals for the year	(14,010)	(12,636)
Reclassification to assets held for sale (*)	(45,123)
Exchange differences	288	(3,997)
Ending, balances	65,843	118,481
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	65,018	62,007
Acquisitions	16,253	7,853
Sales and/or disposals for the year	(2,334)	(2,241)
Reclassification to assets held for sale (*)	(101)
Exchange differences	1,547	(2,601)
Ending, balances	80,383	65,018
Gross assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	50,773	42,726
Acquisitions	2,296	9,274
Sales and/or disposals for the year	(3,187)	(952)
Reclassification to assets held for sale (*)	(101)
Exchange differences	467	(275)
Ending, balances	$ 50,248	$ 50,773